Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
– Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	0.71%	1.84%
Weighted average risk discount rate	4.96%	5.44%
Expense inflation	3.00%	3.00%
– France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	0.34%	0.44%
Weighted average risk discount rate	1.34%	1.27%
Expense inflation	1.60%	1.70%
Risk discount rate	1.34%	1.27%
Risk margin	$ 213	$ 130